SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

Management of the Plan has evaluated the impact of events that have occurred after December 31, 2025, through June 26, 2026, which is the date the financial statements were available to be issued, for possible recognition or disclosure in those financial statements. On May 28, 2026 (the “Closing Date”), MasterBrand completed its previously announced transaction with American Woodmark Corporation (“American Woodmark”). Pursuant to the Agreement and Plan of Merger, dated as of August 5, 2025 (the “Merger Agreement”), on the Closing Date, Maple Merger Sub, Inc., a Virginia corporation and wholly-owned subsidiary of MasterBrand merged with and into American Woodmark at the effective time of the Merger, with American Woodmark continuing as the surviving entity. Pursuant to the Merger Agreement, each share of American Woodmark common stock outstanding was converted into the right to receive 5.150 shares of MasterBrand common stock, plus cash in lieu of any fractional shares. The Plan evaluated the impact of this merger and determined that it did not have an impact on the Plan’s net assets available for benefits or changes in net assets.